Stock Based Compensation (Details 2) - Aircom 2014 Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Granted		1,305,166	4,139,241
Forfeited/Cancelled	(763,418)
Weighted Average Fair Value Per Share
Outstanding, Beginning	$ 0.0508	$ 0.0004
Granted		0.2108	0.0004
Forfeited/Cancelled	0.2059
Outstanding, Ending	$ 0.0256	$ 0.0508	$ 0.0004
Nonvested Shares [Member]
Number of Shares
Outstanding, Beginning	3,377,549	4,139,241
Granted		1,305,166	4,139,241
Vested	(646,023)	(2,066,858)
Forfeited/Cancelled	(763,418)
Outstanding, Ending	1,968,108	3,377,549	4,139,241
Weighted Average Fair Value Per Share
Outstanding, Beginning	$ 0.0817	$ 0.0004
Granted		0.2108	0.0004
Vested	0.0611	0.0004
Forfeited/Cancelled	0.2059
Outstanding, Ending	$ 0.0403	$ 0.0817	$ 0.0004